CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 27,726	$ 58,424
Restricted cash	25,983	18,891
Restricted cash held by trustees	15,441	3,221
Trade receivables, net	57,728	56,466
Inventories	25,112	27,141
Other current assets	14,760	10,143
Total current assets	166,750	174,286
LONG-TERM INVESTMENTS AND RECEIVABLES:
Severance pay funds	8,085	9,856
Long-term restricted cash	216	6,279
Other long-term receivables	12,124	278
Total long-term investments and receivables	20,425	16,413
PROPERTY AND EQUIPMENT, NET	90,893	85,369
INTANGIBLE ASSETS, NET	22,970	28,830
GOODWILL	63,870	63,870
Total assets	364,908	368,768
CURRENT LIABILITIES:
Short-term bank credit and loans	15,857
Current maturities of long-term loans	4,595	4,665
Trade payables	22,850	20,900
Accrued expenses	22,475	16,748
Short-term advances from customers held by trustees	12,858
Other current liabilities	21,527	54,666
Total current liabilities	100,162	96,979
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	26,271	31,251
Accrued severance pay	8,157	9,628
Other long-term liabilities	5,179	4,877
Total long-term liabilities	39,607	45,756
COMMITMENTS AND CONTINGENCIES
EQUITY:
Share capital - Ordinary shares of NIS 0.2 par value: Authorized - 90,000,000 shares at December 31, 2014 and 2013; Issued and outstanding - 42,730,424 and 42,125,774 shares at December 31, 2014 and 2013, respectively	1,966	1,932
Additional paid-in capital	876,624	873,045
Accumulated other comprehensive income (loss)	(1,420)	1,591
Accumulated deficit	(652,031)	(650,535)
Total equity	225,139	226,033
Total liabilities and equity	$ 364,908	$ 368,768